Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Jul. 16, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	450,000,000	450,000,000
Common stock, shares issued	18,060,000	18,060,000
Common stock, shares outstanding	18,060,000	18,060,000